Interest-bearing Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Loans and Borrowings Outstanding

	2021 $m	2020 $m
Bank overdrafts	111	120

Bank loans	430	541

Bonds	9,946	11,554
Interest-bearing loans and borrowings	10,487	12,215

Summary of Maturity Profile for Loans, Borrowings and Undrawn Committed Facilities

	As at 31 December 2021		As at 31 December 2020
	Loans and borrowings $m	Undrawn committed facilities $m	Loans and borrowings $m	Undrawn committed facilities $m
Within one year	549	19	1,257	10

Between one and two years	1,422	-	467	5

Between two and three years	676	-	1,552	61

Between three and four years	1,277	-	733	-

Between four and five years	845	3,964	1,320	4,294

After five years	5,718	-	6,886	-
Total	10,487	3,983	12,215	4,370

The Group manages its borrowing ability by entering into committed borrowing agreements. Revolving committed bank facilities are generally available to the Group for periods of up to five years from the date of inception. The undrawn committed facilities figures shown in the table above represent the facilities available to be drawn by the Group at 31 December 2021.
The Group successfully carried out an amendment of its
€
3.5 billion revolving credit facility in March 2021 whereby the Group extended the maturity date of the facility for a further year to 2026. In January 2021 the Group repaid a $400 million bond upon maturity and in April 2021 a
€
600 million bond was repaid early when a
3-month
par-call
option was exercised.

At the end of 2021 a number of LIBOR settings ceased to be published (including Sterling and
Swiss Franc), while certain US Dollar LIBOR settings will continue to be provided until June 2023. There is no change to the publication of EURIBOR rates. The Group’s syndicated revolving credit facility (undrawn as at 31 December 2021) previously referenced USD LIBOR, GBP LIBOR and CHF LIBOR rates. During 2021 the Group negotiated with its Lenders amendments to the facility to include market standard LIBOR replacement language. From 1 January 2022 the agreement will adopt the Secured Overnight Financing Rate (SOFR), Sterling Overnight Index Average (SONIA) and Swiss Average Rate Overnight (SARON) as the alternative benchmark rates in respect of USD, GBP and CHF LIBOR rates respectively.
Guarantees
The Company has given letters of guarantee to secure obligations of subsidiary undertakings as follows: $10.0 billion in respect of loans and borrowings, bank advances and derivative obligations (2020: $11.6 billion) and $0.4 billion in respect of letters of credit (2020: $0.4 billion).
Any Irish registered wholly-owned subsidiary of the Company may avail of the exemption from filing its statutory financial statements for the year ended 31 December 2021 as permitted by section 357 of the Companies Act 2014 and if an Irish registered wholly-owned subsidiary of the Company elects to avail of this exemption, there will be in force an irrevocable guarantee from the Company in respect of all commitments entered into by such wholly-owned subsidiary, including amounts shown as liabilities (within the meaning of section 357 (1) (b) of the Companies Act 2014) in such wholly-owned subsidiary’s statutory financial statements for the year ended 31 December 2021
.